Reverse Recapitalization	6 Months Ended
Jun. 30, 2021
Reverse Recapitalization
Reverse Recapitalization

4. Reverse Recapitalization

As discussed in Note 1, on May 24, 2021 (the “Closing Date”), BRPA closed the Business Combination with NeuroRx, as a result of which NeuroRx became a wholly-owned subsidiary of BRPA. While BRPA was the legal acquirer of NeuroRx in the business combination, for accounting purposes, the Merger is treated as a Reverse Recapitalization, whereby NeuroRx is deemed to be the accounting acquirer, and the historical financial statements of NeuroRx became the historical financial statements of BRPA (renamed NRx Pharmaceuticals, Inc.) upon the closing of the Merger. Under this method of accounting, BRPA was treated as the “acquired” company and NeuroRx is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of NeuroRx issuing stock for the net assets of BRPA, accompanied by a recapitalization. The net assets of BRPA were stated at historical cost, with no goodwill or other intangible assets recorded.

Pursuant to the Merger Agreement, the aggregate consideration payable to stockholders of NeuroRx at the Closing Date consists of 50,000,000 shares (“Closing Consideration”) of BRPA common stock, par value $0.001 per share (“Common Stock”). At the effective time of the Merger (the “Effective Time”), and subject to the terms and conditions of the Merger Agreement, each share of NeuroRx common stock, par value $0.001 per share, and each share of the NeuroRx convertible preferred stock that was convertible into a share of NeuroRx common stock at a one-to-one ratio pursuant to the NeuroRx certificate of incorporation, was converted into Common Stock equal to 3.16 (the “Exchange Ratio”). Each option and warrant of NeuroRx that was outstanding and unexercised immediately prior to the Effective Time (whether vested or unvested) was assumed by BRPA and converted into an option or warrant to acquire an adjusted number of shares of Common Stock at an adjusted exercise price per share, in each case, pursuant to the terms of the Merger Agreement (the “Substitute Options” and the “Substitute Warrants,” respectively), based on an exchange ratio of 4.96:1 (the “Option Exchange Ratio”), and will continue to be governed by substantially the same terms and conditions, including vesting, as were applicable to the original instrument.

In addition, the securityholders of NeuroRx (including option holders and warrant holders) who own NeuroRx securities immediately prior to the Effective Time received the contingent right to receive the Earnout Shares and Earnout Cash (each as defined below). At the Effective Time, each outstanding share of NeuroRx common stock, including shares of NeuroRx common stock resulting from the conversion of outstanding shares of NeuroRx preferred stock (as calculated pursuant to the NeuroRx certificate of incorporation), immediately prior to the Effective Time, was converted into the right to receive a pro rata portion of the Closing Consideration and the contingent right to receive a pro rata portion of the Earnout Shares and Earnout Cash.

Pursuant to the terms of the Merger Agreement, NeuroRx’s securityholders (including option holders and warrant holders) who own NeuroRx securities immediately prior to the Effective Time will have the contingent right to receive their pro rata portion of (i) an aggregate of 25,000,000 shares of Common Stock (“Earnout Shares”), of which 935,608 and 1,920,492 are subject to the terms and conditions of the Substitute Options and Substitute Warrants, if, prior to December 31, 2022, the NeuroRx COVID-19 Drug (i.e., ZYESAMITM) receives emergency use authorization by the Food and Drug Administration (“FDA”) and NeuroRx submits and the FDA files for review a new drug application for the NeuroRx COVID-19 Drug (i.e., ZYESAMITM) (the occurrence of the foregoing, the “Earnout Shares Milestone”), and (ii) an aggregate of $100,000,000 in cash (“Earnout Cash”) upon the earlier to occur of (x) FDA approval of the NeuroRx COVID-19 Drug (i.e., ZYESAMITM) and the listing of the NeuroRx COVID-19 Drug in the FDA’s “Orange Book” and (y) FDA approval of the NeuroRx Antidepressant Drug Regimen (i.e., NRX-100/101) and the listing of the NeuroRx Antidepressant Drug Regimen (i.e., NRX-100/101) in the FDA’s “Orange Book,” in each case prior to December 31, 2022 (the occurrence of either of clauses (x) or (y), the “Earnout Cash Milestone”). If the Earnout Shares Milestone is achieved, the Earnout Shares will be issued within five (5) Business Days after the occurrence of the Earnout Shares Milestone. If the Earnout Cash Milestone is achieved, the Merger Agreement does not require the Earnout Cash to be delivered to NeuroRx securityholders within any specified period of time, and the board of directors of NRx Pharmaceuticals will use its good faith judgment to determine the date to pay the Earnout Cash. The Earnout Cash Milestone was recognized as a contingent liability and measured at an estimated fair value at the Closing Date and will be each period end thereafter until earned or December 31, 2022 (see Note 12). The Earnout Shares Milestone was recognized in equity and, upon closing of the Merger, the estimated fair value of the Earnout Shares was $253,130,272 with such amount recognized as a deemed dividend (see Note 12). The benefit of the contingent right to receive Earnout Shares and Earnout Cash for option and warrant holders occurs through the Option Exchange Ratio and therefore the amount of Earnout Shares and Earnout Cash for common stockholders is approximately 22,209,280 shares and $88,837,121.

In the event that either the Earnout Shares Milestone or the Earnout Cash Milestone does not occur prior to December 31, 2022, each Substitute Option and Substitute Warrant will be adjusted such that the number of shares of Common Stock subject to each adjusted Substitute Option or Substitute Warrant, the exercise price per share of each adjusted Substitute Option or Substitute Warrant and the aggregate intrinsic value of each adjusted Substitute Option or Substitute Warrant will equal the respective number of shares, exercise price per share and aggregate intrinsic value that would have resulted following the adjustment of the applicable underlying such option or warrant had the conversion of the legacy NeuroRx option and warrants into the Substitute Options or Substitute Warrants been applied using the Exchange Ratio (3.16:1). If neither the Earnout Shares Milestone nor the Earnout Cash Milestone occurs, each Substitute Option and Warrant will be adjusted based on the Exchange Ratio. If any Substitute Options or Substitute Warrants are exercised prior to the earlier of (i) the date that both the Earnout Shares Milestone and Earnout Cash Milestone occur and (ii) December 31, 2022, a sufficient number of shares of Common Stock will be held in escrow pending the applicable adjustment to such Substitute Options or Substitute Warrants. Following the determination of that adjustment, NRx Pharmaceuticals will retain any shares forfeited by the option or warrant holder in connection with the adjustment and return any remaining shares to the option or warrant holder.

In connection with the Merger, a number of subscribers (each, a “Subscriber”) purchased from the Company an aggregate of 1,000,000 shares of Common Stock (the “PIPE”), for a purchase price of $10.00 per share and an aggregate purchase price of $10,000,000 (the “PIPE Shares”), pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into prior to the Closing Date.

The following table reconciles the elements of the Merger to the Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2021:

Recapitalization
Cash - BRPA trust and cash, net of redemptions	$4,362,474
Cash - PIPE financing, net of transaction costs	8,100,000
Less: transaction costs and advisory fees allocated to NRXP equity	(1,412,846)
Effect of Merger, net of redemptions and transaction costs	$11,049,628

The following table reconciles the elements of the Merger to the Unaudited Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) for the six months ended June 30, 2021:

Recapitalization
Cash - BRPA trust and cash, net of redemptions	$4,362,474
Non-cash net working capital assumed from BRPA	(961,555)
Less: notes payable assumed from BRPA	(1,100,000)
Less: fair value of assumed Placement Warrants	(1,983,674)
Less: fair value of Earnout Cash	(25,520,195)
Less: transaction costs and advisory fees allocated to NRXP equity	(1,412,846)
Effect of Merger, net of redemptions and transaction costs	$(26,615,796)

The following table details the number of shares of common stock issued immediately following the consummation of the Merger:

Number of Shares
Common stock, outstanding prior to Merger	552,412
Less: redemption of BRPA shares	(216)
Common stock of BRPA	552,196
BRPA Founder and private shares, net of forfeited shares of 875,216	1,260,284
Shares issued in PIPE Financing	1,000,000
Shares issued for services	200,000
Shares issued pursuant to conversion of Public and Private Rights	717,250
Merger and PIPE financing shares - common stock	3,729,730
NeuroRx shares - common stock (1)	44,873,855
Total shares of common stock immediately after Merger	48,603,585

(1)	The number of NeuroRx common stock was determined from the 14,200,586 shares of NeuroRx common stock outstanding immediately prior to the closing of the Merger converted at the Exchange Ratio. All fractional shares were rounded down.